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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 7/31/2015

 Shares

 Value

 COMMON STOCKS - 100.1%

 Energy - 2.8%

 Oil & Gas Equipment & Services - 0.1%

 95,096

 Frank's International NV

 $

 1,539,604

 Integrated Oil & Gas - 0.5%

 104,598

 Occidental Petroleum Corp.

 $

 7,342,780

 Oil & Gas Exploration & Production - 0.7%

 487,929

 Marathon Oil Corp.

 $

 10,251,388

 Oil & Gas Refining & Marketing - 1.5%

 426,030

 Marathon Petroleum Corp.

 $

 23,291,060

 Total Energy

 $

 42,424,832

 Materials - 9.7%

 Diversified Chemicals - 0.6%

 196,230

 The Dow Chemical Co.

 $

 9,234,584

 Fertilizers & Agricultural Chemicals - 1.1%

 200,000

 Syngenta AG (A.D.R.)

 $

 16,470,000

 Specialty Chemicals - 5.2%

 4,755

 Givaudan SA

 $

 8,854,291

 200,454

 Johnson Matthey Plc

 9,128,008

 716,600

 The Valspar Corp.

 59,678,447

 $

 77,660,746

 Paper Packaging - 1.5%

 254,381

 Sonoco Products Co.

 $

 10,500,848

 185,426

 WestRock Co.

 11,692,964

 $

 22,193,812

 Diversified Metals & Mining - 1.3%

 237,600

 Compass Minerals International, Inc.

 $

 19,008,000

 Total Materials

 $

 144,567,142

 Capital Goods - 6.2%

 Aerospace & Defense - 0.5%

 70,442

 Raytheon Co.

 $

 7,684,518

 Industrial Conglomerates - 1.8%

 1,029,984

 General Electric Co.

 $

 26,882,582

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 113,222

 PACCAR, Inc.

 $

 7,341,314

 Industrial Machinery - 2.4%

 1,363,363

 The Gorman-Rupp Co. †

 $

 34,956,627

 Trading Companies & Distributors - 1.0%

 190,192

 Rexel SA

 $

 2,996,401

 184,056

 Wolseley Plc

 12,236,982

 $

 15,233,383

 Total Capital Goods

 $

 92,098,424

 Commercial Services & Supplies - 2.4%

 Office Services & Supplies - 0.7%

 192,664

 MSA Safety, Inc.

 $

 9,951,096

 Diversified Support Services - 1.3%

 290,000

 G&K Services, Inc.

 $

 19,012,400

 Human Resource & Employment Services - 0.4%

 95,096

 Randstad Holding NV

 $

 6,506,292

 Total Commercial Services & Supplies

 $

 35,469,788

 Transportation - 0.6%

 Railroads - 0.6%

 150,079

 Canadian National Railway Co.

 $

 9,369,432

 Total Transportation

 $

 9,369,432

 Consumer Durables & Apparel - 0.7%

 Household Appliances - 0.7%

 380,383

 Electrolux AB

 $

 10,949,353

 Total Consumer Durables & Apparel

 $

 10,949,353

 Consumer Services - 4.5%

 Hotels, Resorts & Cruise Lines - 1.8%

 590,357

 InterContinental Hotels Group Plc

 $

 24,881,662

 60,765

 InterContinental Hotels Group Plc (A.D.R.)

 2,541,800

 $

 27,423,462

 Leisure Facilities - 2.2%

 607,087

 Cedar Fair LP

 $

 32,570,218

 Restaurants - 0.5%

 48,921

 Cracker Barrel Old Country Store, Inc.

 $

 7,430,611

 Total Consumer Services

 $

 67,424,291

 Media - 2.8%

 Broadcasting - 0.9%

 250,000

 CBS Corp. (Class B)

 $

 13,367,500

 Cable & Satellite - 0.4%

 200,000

 Cablevision Systems Corp.

 $

 5,644,000

 Movies & Entertainment - 0.7%

 500,000

 Regal Entertainment Group

 $

 10,300,000

 Publishing - 0.8%

 114,100

 John Wiley & Sons, Inc. (Class A)

 $

 6,048,441

 142,644

 Meredith Corp.

 6,835,500

 $

 12,883,941

 Total Media

 $

 42,195,441

 Retailing - 1.3%

 Department Stores - 0.8%

 156,606

 Nordstrom, Inc.

 $

 11,950,604

 Apparel Retail - 0.5%

 102,983

 Foot Locker, Inc.

 $

 7,265,451

 Total Retailing

 $

 19,216,055

 Food, Beverage & Tobacco - 15.5%

 Soft Drinks - 2.8%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 28,349,748

 323,033

 The Coca-Cola Co.

 13,270,196

 $

 41,619,944

 Packaged Foods & Meats - 12.7%

 533,153

 Campbell Soup Co.

 $

 26,289,774

 133,287

 General Mills, Inc.

 7,758,636

 80,712

 John B Sanfilippo & Son, Inc.

 4,196,217

 301,010

 Kellogg Co.

 19,917,832

 100,000

 McCormick & Co., Inc.

 8,201,000

 222,793

 Mead Johnson Nutrition Co.

 19,692,673

 769,000

 Mondelez International, Inc.

 34,704,970

 503,396

 Pinnacle Foods, Inc.

 22,627,650

 104,459

 The Hershey Co.

 9,703,197

 470,600

 The Kraft Heinz Co.

 37,398,582

 $

 190,490,531

 Total Food, Beverage & Tobacco

 $

 232,110,475

 Household & Personal Products - 1.3%

 Household Products - 1.3%

 79,788

 Colgate-Palmolive Co.

 $

 5,427,180

 129,210

 The Clorox Co.

 14,463,767

 $

 19,890,947

 Total Household & Personal Products

 $

 19,890,947

 Health Care Equipment & Services - 6.1%

 Health Care Equipment - 4.1%

 116,900

 Abbott Laboratories

 $

 5,925,661

 234,100

 Becton Dickinson and Co.

 35,618,315

 1,026,557

 Smith & Nephew Plc

 19,067,232

 $

 60,611,208

 Health Care Distributors - 2.0%

 149,887

 Cardinal Health, Inc.

 $

 12,737,397

 509,300

 Owens & Minor, Inc.

 17,906,988

 $

 30,644,385

 Total Health Care Equipment & Services

 $

 91,255,593

 Pharmaceuticals, Biotechnology & Life Sciences - 8.6%

 Biotechnology - 0.5%

 38,858

 Amgen, Inc.

 $

 6,861,934

 Pharmaceuticals - 8.1%

 323,326

 AstraZeneca Plc (A.D.R.)

 $

 10,925,186

 223,842

 Eli Lilly & Co.

 18,916,887

 428,557

 GlaxoSmithKline Plc (A.D.R.)

 18,616,516

 438,405

 Merck & Co., Inc.

 25,848,359

 71,322

 Novartis AG (A.D.R.)

 7,399,658

 339,116

 Pfizer, Inc.

 12,228,523

 95,096

 Roche Holding AG (A.D.R.)

 3,433,917

 481,577

 Zoetis, Inc.

 23,587,641

 $

 120,956,687

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 127,818,621

 Banks - 7.0%

 Diversified Banks - 3.5%

 307,535

 Bank of America Corp.

 $

 5,498,726

 95,662

 JPMorgan Chase & Co.

 6,555,717

 302,081

 US Bancorp

 13,657,082

 459,400

 Wells Fargo & Co.

 26,585,478

 $

 52,297,003

 Regional Banks - 2.3%

 406,915

 BB&T Corp.

 $

 16,386,467

 299,847

 Citizens Financial Group, Inc.

 7,817,011

 60,000

 KeyCorp

 890,400

 530,000

 People's United Financial, Inc.

 8,623,100

 $

 33,716,978

 Thrifts & Mortgage Finance - 1.2%

 958,343

 New York Community Bancorp, Inc.

 $

 18,237,267

 Total Banks

 $

 104,251,248

 Diversified Financials - 3.7%

 Consumer Finance - 1.0%

 204,781

 American Express Co.

 $

 15,575,643

 Asset Management & Custody Banks - 2.1%

 263,511

 Federated Investors, Inc. (Class B)

 $

 8,882,956

 65,000

 Northern Trust Corp.

 4,971,850

 225,754

 State Street Corp.

 17,283,726

 $

 31,138,532

 Investment Banking & Brokerage - 0.6%

 232,759

 Morgan Stanley Co.

 $

 9,040,360

 Total Diversified Financials

 $

 55,754,535

 Insurance - 5.9%

 Multi-line Insurance - 0.9%

 299,894

 The Hartford Financial Services Group, Inc.

 $

 14,259,960

 Property & Casualty Insurance - 5.0%

 335,587

 The Chubb Corp.

 $

 41,723,532

 283,525

 The Progressive Corp.

 8,647,512

 223,272

 The Travelers Companies, Inc.

 23,693,625

 $

 74,064,669

 Total Insurance

 $

 88,324,629

 Real Estate - 2.9%

 Hotel & Resort REIT - 0.6%

 293,416

 Chesapeake Lodging Trust

 $

 9,409,851

 Office REIT - 0.4%

 68,671

 Alexandria Real Estate Equities, Inc.

 $

 6,366,488

 Residential REIT - 0.7%

 128,333

 Camden Property Trust

 $

 10,219,157

 Retail REIT - 0.6%

 331,872

 Kimco Realty Corp.

 $

 8,200,557

 Specialized REIT - 0.6%

 359,003

 Outfront Media, Inc.

 $

 9,021,745

 Total Real Estate

 $

 43,217,798

 Software & Services - 1.5%

 IT Consulting & Other Services - 0.7%

 99,491

 Accenture Plc

 $

 10,258,517

 Systems Software - 0.8%

 276,629

 Microsoft Corp.

 $

 12,918,574

 Total Software & Services

 $

 23,177,091

 Semiconductors & Semiconductor Equipment - 4.7%

 Semiconductor Equipment - 0.3%

 81,814

 Cabot Microelectronics Corp. *

 $

 3,709,447

 Semiconductors - 4.4%

 341,672

 Broadcom Corp.

 $

 17,292,020

 288,426

 Linear Technology Corp.

 11,825,466

 523,502

 Microchip Technology, Inc.

 22,426,826

 717,266

 NVIDIA Corp.

 14,309,457

 $

 65,853,769

 Total Semiconductors & Semiconductor Equipment

 $

 69,563,216

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.8%

 64,462

 AT&T, Inc.

 $

 2,239,410

 2,400,000

 Singapore Telecommunications, Ltd.

 7,154,258

 40,000

 Verizon Communications, Inc.

 1,871,600

 $

 11,265,268

 Total Telecommunication Services

 $

 11,265,268

 Utilities - 11.1%

 Electric Utilities - 4.3%

 336,878

 American Electric Power Co., Inc.

 $

 19,057,188

 210,000

 Eversource Energy

 10,441,200

 114,020

 NextEra Energy, Inc.

 11,994,904

 337,478

 The Southern Co.

 15,095,391

 220,000

 Westar Energy, Inc.

 8,283,000

 $

 64,871,683

 Gas Utilities - 2.6%

 252,330

 AGL Resources, Inc.

 $

 12,132,026

 230,200

 National Fuel Gas Co.

 12,446,914

 622,877

 Questar Corp.

 13,790,497

 $

 38,369,437

 Multi-Utilities - 4.2%

 442,569

 Alliant Energy Corp.

 $

 27,222,419

 498,500

 Ameren Corp.

 20,478,380

 223,349

 Consolidated Edison, Inc.

 14,202,763

 $

 61,903,562

 Total Utilities

 $

 165,144,682

 TOTAL COMMON STOCKS

 (Cost $1,078,839,162)

 $

 1,495,488,861

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $1,078,839,162) (a)

 $

 1,495,488,861

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (1,149,404)

 TOTAL NET ASSETS - 100.0%

 $

 1,494,339,457

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At July 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,064,050,664 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 446,760,133

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (15,321,936)

 Net unrealized appreciation

 $

 431,438,197

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,495,488,861

$
-

$
-

$
1,495,488,861

 Total

$
1,495,488,861

$
-

$
-

$
1,495,488,861

 During the period ended July 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 29, 2015 * Print the name and title of each signing officer under his or her signature.